BASIC AND DILUTED NET LOSS PER SHARE - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss available to shareholders of ordinary shares	$ (424,863)	$ (117,209)	$ (166,867)
Shares used in computing net loss per ordinary shares, basic (in shares)	57,993,364	57,004,154	54,425,056
Shares used in computing net loss per ordinary shares, diluted (in shares)	57,993,364	57,004,154	54,425,056